Document and Entity Information	Aug. 11, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2017
Registrant Name	AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Central Index Key	0000845376
Amendment Flag	false
Document Creation Date	Aug. 11, 2017
Document Effective Date	Aug. 14, 2017
Prospectus Date	Apr. 07, 2017
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Prospectus:
Trading Symbol	ASTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Prospectus:
Trading Symbol	FSTTX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Prospectus:
Trading Symbol	ASTFX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-3
Prospectus:
Trading Symbol	SFTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class T
Prospectus:
Trading Symbol	TAFSX